FAIR VALUES OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2014
Fair Values of Financial Instruments [Abstract]
FAIR VALUES OF FINANCIAL INSTRUMENTS
NOTE 22 – FAIR VALUES OF FINANCIAL INSTRUMENTS

Most of our assets and liabilities are considered financial instruments. Many of these financial instruments lack an available trading market and it is our general practice and intent to hold the majority of our financial instruments to maturity. Significant estimates and assumptions were used to determine the fair value of financial instruments. These estimates are subjective in nature, involving uncertainties and matters of judgment, and therefore, fair values cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Estimated fair values have been determined using available data and methodologies that are considered suitable for each category of financial instrument. For instruments with adjustable-interest rates which reprice frequently and without significant credit risk, it is presumed that estimated fair values approximate the recorded book balances.

Cash and due from banks and interest bearing deposits:  The recorded book balance of cash and due from banks and interest bearing deposits approximate fair value and are classified as Level 1.

Interest bearing deposits - time:  Interest bearing deposits - time have been valued based on a model using a benchmark yield curve plus a base spread and are classified as Level 2.

Securities:  Financial instrument assets actively traded in a secondary market have been valued using quoted market prices.  Trading securities are classified as Level 1 while securities available for sale are classified as Level 2 as described in note #21.

Federal Home Loan Bank and Federal Reserve Bank Stock:  It is not practicable to determine the fair value of FHLB and FRB Stock due to restrictions placed on transferability.

Net loans and loans held for sale:  The fair value of loans is calculated by discounting estimated future cash flows using estimated market discount rates that reflect credit and interest-rate risk inherent in the loans resulting in a Level 3 classification.  Impaired loans are valued at the lower of cost or fair value as described in Note #21.  Loans held for sale are classified as Level 2 as described in Note #21.

Accrued interest receivable and payable:  The recorded book balance of accrued interest receivable and payable approximate fair value and are classified at the same Level as the asset and liability they are associated with.

Derivative financial instruments:  The fair value of rate-lock mortgage loan commitments and mandatory commitments to sell mortgage loans is based on mortgage backed security pricing for comparable assets, while the fair value of interest rate swap agreements is based on a discounted cash flow analysis whose significant fair value inputs can generally be observed in the market place and do not typically involve judgment by management. Each of these instruments has been classified as Level 2 as described in note #21.

Deposits:  Deposits without a stated maturity, including demand deposits, savings, NOW and money market accounts, have a fair value equal to the amount payable on demand.  Each of these instruments is classified as Level 1.  Deposits with a stated maturity, such as certificates of deposit, have generally been valued based on the discounted value of contractual cash flows using a discount rate approximating current market rates for liabilities with a similar maturity resulting in a Level 2 classification.

Other borrowings:  FHLB advances have been valued based on the discounted value of contractual cash flows using a discount rate approximating current market rates for liabilities with a similar maturity resulting in a Level 2 classification.

Subordinated debentures:  Subordinated debentures have generally been valued based on a quoted market price of similar instruments resulting in a Level 2 classification.

The estimated recorded book balances and fair values follow:

			Fair Value Using
			Quoted
			Prices
			in Active
			Markets	Significant	Significant
			for	Other	Un-
	Recorded		Identical	Observable	observable
	Book		Assets	Inputs	Inputs
	Balance	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In thousands)
2014
Assets
Cash and due from banks	$48,326	$48,326	$48,326	$-	$-
Interest bearing deposits	25,690	25,690	25,690	-	-
Interest bearing deposits - time	13,561	13,585	-	13,585	-
Trading securities	203	203	203	-	-
Securities available for sale	533,178	533,178	-	533,178	-
Federal Home Loan Bank and Federal Reserve Bank Stock	19,919	NA	NA	NA	NA
Net loans and loans held for sale	1,407,634	1,394,424	-	23,662	1,370,762
Accrued interest receivable	5,995	5,995	2	1,599	4,394
Derivative financial instruments	619	619	-	619	-
Liabilities
Deposits with no stated maturity (1)	$1,534,175	$1,534,175	$1,534,175	$-	$-
Deposits with stated maturity (1)	390,127	389,139	-	389,139	-
Other borrowings	12,470	14,560	-	14,560	-
Subordinated debentures	35,569	23,328	-	23,328	-
Accrued interest payable	380	380	21	359	-
Derivative financial instruments	366	366	-	366	-
2013
Assets
Cash and due from banks	$48,156	$48,156	$48,156	$-	$-
Interest bearing deposits	70,925	70,925	70,925	-	-
Interest bearing deposits - time	17,999	18,000	-	18,000	-
Trading securities	498	498	498	-	-
Securities available for sale	462,481	462,481	-	462,481	-
Federal Home Loan Bank and Federal Reserve Bank Stock	23,419	NA	NA	NA	NA
Net loans and loans held for sale	1,362,635	1,333,229	-	20,390	1,312,839
Accrued interest receivable	5,948	5,948	1	1,426	4,521
Derivative financial instruments	494	494	-	494	-
Liabilities
Deposits with no stated maturity (1)	$1,440,225	$1,440,225	$1,440,225	$-	$-
Deposits with stated maturity (1)	444,581	446,366	-	446,366	-
Other borrowings	17,188	19,726	-	19,726	-
Subordinated debentures	40,723	27,871	-	27,871	-
Accrued interest payable	445	445	20	425	-
Derivative financial instruments	-	-	-	-	-
______________________
(1)  Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $13.6 million and $11.2 million at December 31, 2014 and 2013, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $40.1 million and $72.3 million at December 31, 2014 and 2013, respectively.

The fair values for commitments to extend credit and standby letters of credit are estimated to approximate their aggregate book balance, which is nominal, and therefore are not disclosed.

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale the entire holdings of a particular financial instrument.

Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business, the value of future earnings attributable to off-balance sheet activities and the value of assets and liabilities that are not considered financial instruments.

Fair value estimates for deposit accounts do not include the value of the core deposit intangible asset resulting from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the market.